SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of net revenues

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Tuition fee	597,689	602,877
Certification service fee	1,016	109
Others	1,208	2,975
Business taxes and surcharges	(1,413)	(1,910)
Total net revenues	598,500	604,051

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Timing of revenue recognition
Services transferred at a point in time	2,219	3,074
Services transferred over time	596,281	600,977
Total net revenues	598,500	604,051